12. Share-Based Compensation (Details - Assumptions Employee) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Options [Member]
Weighted-average expected dividend yield	0.00%	0.00%
Weighted-average expected volatility	124.17%	103.36%
Weighted-average risk-free interest rate	0.44%	1.48%
Weighted-average expected life of option	2 years 6 months	5 years 3 months 29 days
Weighted-average exercise price	$ 13.86	$ 10.15
Model used	Black-Scholes	Black-Scholes
Non Employee Stock Options [Member]
Weighted-average expected dividend yield		0.00%
Weighted-average expected volatility		116.22%
Weighted-average risk-free interest rate		1.62%
Weighted-average expected life of option		7 years 7 months 6 days
Weighted-average exercise price	$ 13.86	$ 8.25
Model used		Black-Scholes